UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  December 31, 2008
This Amendment (check only one):	[ ] is a restatment
					[X] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1129 Kenilworth Avenue
		Suite 317
		Towson, MD 21204

13F File Number:	INITIAL FILING

Person Signing this Report on Behalf of Reporting Manager

Stanford Rothschild
Chairman
410-339-6990


Stanford Rothschild		Towson, MD		March 17, 2009

Report Type:

[X]	13F HOLDINGS REPORT
[ ]	13F Notice
[ ]	13F Combination Report

No other Manages Reporting for this Manger
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FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	NONE
Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total	$274,835
							(thousands)

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FORM 13F INFORMATION TABLE

						   	   VALUE    SHARES/   SH/ PUT/	INVESTMENT   OTHER	VOTING
ISSUER			TITLE			CUSIP	   (1000)   PRN AMT   PRN CALL	DISCRETION   MANAGERS	AUTHORITY
ABB LTD			SPONSORED ADR		000375204  12048  802,650   SH		SOLE			SOLE
AGERE SYS INC		NOTE 6.500%12/1		00845VAA8  1604	    1,700    PRN	SOLE			SOLE
ANNALY CAP MGMT INC	COM			035710409  15333  966,150   SH		SOLE			SOLE
BECTON DICKINSON & CO	COM			075887109  768	   11,228   SH		SOLE 			SOLE
BERKSHIRE HATHAWAY INC 	CL B			084670207  10838    3,372   SH		SOLE			SOLE
BOTTOMLINE TECH DEL INC	COM			101388106  1551	  218,500   SH		SOLE			SOLE
CAMECO CORP		COM			13321L108  173	   10,000   SH		SOLE			SOLE
CANADIAN NATL RY CO	COM			136375102  13633  370,876   SH		SOLE			SOLE
CIMAREX ENERGY CO	COM			171798101  2510	   93,724   SH		SOLE			SOLE
CISCO SYS INC		COM			17275R102  8854	  543,163   SH		SOLE			SOLE
CVS CAREMARK CORP	COM			126650100  3799	  132,200   SH		SOLE			SOLE
DEUTSCHE BK LDN BRH	PS GOLD DL ETN		25154H749  2171	  120,000   SH		SOLE			SOLE
DEVON ENERGY CORP NEW	COM			25179M103  9397	  143,000   SH		SOLE			SOLE
DONALDSON INC		COM			257651109  9118	  270,969   SH		SOLE			SOLE
ECOLAB INC		COM			278865100  10587  301,200   SH		SOLE			SOLE
ENBRIDGE EGY PTNR LP	COM			29250R106  1023	   40,100   SH		SOLE			SOLE
ENCANA CORP		COM			292505104  2417	   52,000   SH		SOLE			SOLE
ENERGY XXI (BERMUDA)LTD	COM			G10082108  514	  650,000   SH		SOLE			SOLE
EXXON MOBIL CORP	COM			30231G102  675	    8,455   SH		SOLE			SOLE
GOOGLE INC		CL A			38259P508  3758	   12,215   SH		SOLE			SOLE
HOME DEPOT INC		COM			437076102  940	   40,825   SH		SOLE			SOLE
HOME PROPERTIES INC	COM			437306103  2313	   56,972   SH		SOLE			SOLE
INTEL CORP		SDCV 2.950%12/1		458140AD2  2826	    3,286   PRN		SOLE			SOLE
JOHNSON & JOHNSON	COM			478160104  13248  221,434   SH		SOLE			SOLE
K SEA TRANSN PTNR LP	COM			48268Y101  2135	  165,500   SH		SOLE			SOLE
KINDER MORGAN EGY PTNR	UT LTD PTNR		494550106  10497  229,452   SH		SOLE			SOLE
LSI CORP		NOTE 4.000% 5/1		502161AJ1  3773	    3,995   PRN		SOLE			SOLE
MCMORAN EXPLORATION CO	COM			582411104  3093	  315,600   SH		SOLE			SOLE
MEDTRONIC INC		NOTE 1.500% 4/1		585055AL0  6316	    7,177   PRN		SOLE			SOLE
MEDTRONIC INC		COM			585055106  3447	  109,699   SH		SOLE			SOLE
MIDCAP SPDR TR		PUT			595635953  2440	   50,000   SH   PUT 	SOLE			SOLE
MILLIPORE CORP 		COM			601073109  489	    9,500   SH		SOLE			SOLE
MONSANTO CO NEW		COM			61166W101  886	   12,600   SH		SOLE			SOLE
NEOGEN CORP		COM			640491106  8029	  321,416   SH		SOLE			SOLE
NETSCOUT SYS INC	COM			64115T104  5062	  587,229   SH		SOLE			SOLE
PROCTER & GAMBLE CO	COM			742718109  343	    5,546   SH		SOLE			SOLE
PROSHARES TR		PSHS ULSH SP500		74347R883  18788  264,850   SH		SOLE			SOLE
QUALCOMM INC		COM			747525103  4833	  134,900   SH		SOLE			SOLE
SPDR GOLD TRUST		GOLD SHS		78463V107  38008  439,300   SH		SOLE			SOLE
SYMANTEC CORP		NOTE 0.750% 6/1		871503AD0  6211	    6,573   PRN		SOLE			SOLE
THERMO FISHER SCNTIFIC 	COM			883556102  1120	   32,882   SH		SOLE			SOLE
UNITED PARCEL SERVICE 	CL B			911312106  10902  197,650   SH		SOLE			SOLE
WAL MART STORES INC	COM			931142103  18365  327,600   SH		SOLE			SOLE
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